Segment Information - Schedule of Reportable Segments (Details) - Reportable Subsegments [Member] - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Schedule of Reportable Segments [Line Items]
Sales	$ 1,261,578	$ 1,172,601	$ 3,637,923	$ 3,314,663
Cost of sales	(1,085,953)	(883,143)	(2,507,991)	(2,679,821)
Research and development patents	(909,653)	(656,764)	(2,741,200)	(2,558,648)
General and Administrative	(1,328,996)	(1,374,095)	(4,304,505)	(4,036,784)
Amortization and depreciation	(52,306)	(54,767)	(160,087)	(164,833)
Foreign exchange gain (loss)	(22,165)	(48,156)	(50,608)	(36,717)
Interest and other income	16,565	121,458	104,195	424,261
Net loss for the period	(2,120,930)	(1,722,866)	(6,373,822)	(5,737,879)
Finance expense			(351,549)
Cash and Cash Equivalents	4,679,825	7,600,598	4,679,825	7,600,598
InMed [Member]
Schedule of Reportable Segments [Line Items]
Sales
Cost of sales
Research and development patents	(896,466)	(620,223)	(2,715,044)	(2,458,576)
General and Administrative	(1,113,297)	(1,172,023)	(3,684,397)	(3,434,917)
Amortization and depreciation	(51,706)	(54,168)	(158,289)	(163,045)
Foreign exchange gain (loss)	(22,165)	(48,156)	(50,608)	(36,717)
Interest and other income	16,565	102,987	104,195	424,480
Net loss for the period	(2,067,069)	(1,791,583)	(6,855,692)	(5,668,775)
Finance expense			(351,549)
Cash and Cash Equivalents	4,352,340	6,578,230	4,352,340	6,578,230
BayMedica [Member]
Schedule of Reportable Segments [Line Items]
Sales	1,261,578	1,172,601	3,637,923	3,314,663
Cost of sales	(1,085,953)	(883,143)	(2,507,991)	(2,679,821)
Research and development patents	(13,187)	(36,541)	(26,156)	(100,072)
General and Administrative	(215,699)	(202,072)	(620,108)	(601,867)
Amortization and depreciation	(600)	(599)	(1,798)	(1,788)
Foreign exchange gain (loss)
Interest and other income		18,471		(219)
Net loss for the period	(53,861)	68,717	481,870	(69,104)
Finance expense
Cash and Cash Equivalents	$ 327,485	$ 1,022,368	$ 327,485	$ 1,022,368